Repurchase agreements and securities lending transactions accounted for as secured borrowings	12 Months Ended
Mar. 31, 2019
Repurchase agreements and securities lending transactions accounted for as secured borrowings

30. Repurchase agreements and securities lending transactions accounted for as secured borrowings

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2018 and 2019:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
2018
Repurchase agreements	255	11,669	3,676	1,057	16,657
Securities lending transactions	1,270	355	—	208	1,833

Total	1,525	12,024	3,676	1,265	18,490

2019
Repurchase agreements	2,596	8,537	2,403	1,104	14,640
Securities lending transactions	1,012	473	—	313	1,798

Total	3,608	9,010	2,403	1,417	16,438

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2018 and 2019:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
2018
Japanese government bonds and Japanese local government bonds	1,358	592
Foreign government bonds and foreign agency mortgage-backed securities	14,426	303
Commercial paper and corporate bonds	328	48
Equity securities	406	869
Other	139	21

Total (Note)	16,657	1,833

2019
Japanese government bonds and Japanese local government bonds	2,118	430
Foreign government bonds and foreign agency mortgage-backed securities	11,613	396
Commercial paper and corporate bonds	223	52
Equity securities	492	902
Other	194	18

Total (Note)	14,640	1,798

Note:

Amounts exceeded the gross amounts recognized in Note 29 “Offsetting of financial assets and financial liabilities” by ¥1,345 billion and ¥1,194 billion, at March 31, 2018 and 2019, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.